Quarterly Holdings Report
for
Fidelity® Emerging Markets Multifactor ETF
July 31, 2021
EMK-QTLY-0921
1.9893930.102

Schedule of Investments July 31, 2021 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 97.7%
	Shares	Value
BRAZIL – 3.8%
Ambev S.A.	69,500	$ 224,686
B3 S.A. - Brasil Bolsa Balcao	29,400	87,107
BB Seguridade Participacoes S.A.	13,600	56,465
Cosan S.A.	3,600	17,870
Lojas Renner S.A.	11,170	89,628
Vale S.A.	15,300	323,294
WEG S.A.	1,000	6,938
TOTAL BRAZIL		805,988
CAYMAN ISLANDS – 17.5%
Alibaba Group Holding Ltd. ADR (a)	3,913	763,779
ANTA Sports Products Ltd.	6,000	130,713
Autohome, Inc. ADR	1,060	48,018
Baozun, Inc. ADR (a)	118	2,917
China Medical System Holdings Ltd.	116,000	235,248
China Meidong Auto Holdings Ltd.	22,000	118,618
Fu Shou Yuan International Group Ltd.	83,000	79,142
Gaotu Techedu, Inc. (a)	213	680
Hengan International Group Co. Ltd.	32,500	193,004
Huazhu Group Ltd. ADR (a)	305	13,719
JD.com, Inc. ADR (a)	1,915	135,735
Kingboard Laminates Holdings Ltd.	44,500	88,986
Kingdee International Software Group Co. Ltd.	21,000	65,395
NetEase, Inc. ADR	1,987	203,091
New Oriental Education & Technology Group, Inc. ADR (a)	3,206	6,957
NIO, Inc. ADR (a)	2,737	122,289
Parade Technologies Ltd.	1,000	61,148
Pinduoduo, Inc. ADR (a)	746	68,341
TAL Education Group ADR (a)	862	5,232
Tencent Holdings Ltd.	16,000	986,206
Topsports International Holdings Ltd. (b)	51,000	71,140
Trip.com Group Ltd. ADR (a)	966	25,048
Vipshop Holdings Ltd. ADR (a)	821	13,653
Want Want China Holdings Ltd.	312,000	210,377
XD, Inc. (a)	5,200	32,955
Yadea Group Holdings Ltd. (b)	30,000	51,498
TOTAL CAYMAN ISLANDS		3,733,889
CHILE – 0.0%
Falabella S.A.	1,597	6,208
TOTAL CHILE		6,208
CHINA – 10.5%
360 DigiTech, Inc. (a)	3,504	74,460
Agricultural Bank of China Ltd. Class H	211,000	70,322
A-Living Smart City Services Co. Ltd. (b)	2,000	7,644
Anhui Conch Cement Co. Ltd. Class H	31,500	150,585
Bank of China Ltd. Class H	304,000	105,621

	Shares	Value

Bank of Communications Co. Ltd. Class H	130,000	$ 75,278
China Cinda Asset Management Co. Ltd.	242,000	41,106
China Construction Bank Corp. Class H	261,000	182,034
China Pacific Insurance Group Co. Ltd. Class H	16,800	47,344
China Shenhua Energy Co. Ltd. Class H	5,500	10,404
CIFI Ever Sunshine Services Group Ltd.	4,000	7,978
GF Securities Co. Ltd. Class H	33,800	48,017
Industrial & Commercial Bank of China Ltd. Class H	241,000	133,972
Jiumaojiu International Holdings Ltd. (b)	20,000	59,579
Li Auto, Inc. ADR (a)	321	10,718
Li Ning Co. Ltd.	16,500	173,892
Microport Scientific Corp.	29,000	218,493
Niu Technologies ADR (a)	57	1,459
Shanghai Pharmaceuticals Holding Co. Ltd.	110,300	235,043
Sinopharm Group Co. Ltd.	81,200	213,156
Tencent Music Entertainment Group (a)	5,355	56,602
The People's Insurance Co. Group of China Ltd. Class H	153,000	47,448
Tianneng Power International Ltd.	42,000	80,420
TravelSky Technology Ltd. Class H	32,000	54,355
Yangzijiang Shipbuilding Holdings Ltd.	10,600	10,724
Zhongsheng Group Holdings Ltd.	13,000	119,441
TOTAL CHINA		2,236,095
EGYPT – 0.3%
Commercial International Bank Egypt SAE	17,400	63,262
TOTAL EGYPT		63,262
HONG KONG – 1.8%
Far East Horizon Ltd.	45,000	48,004
Guangdong Investment Ltd.	170,000	238,007
Kingboard Holdings Ltd.	17,500	91,653
TOTAL HONG KONG		377,664
HUNGARY – 0.9%
Richter Gedeon Nyrt	6,664	183,376
TOTAL HUNGARY		183,376
INDIA – 9.3%
Asian Paints Ltd.	5,159	205,102
Bajaj Auto Ltd.	818	42,097
Bharat Electronics Ltd.	4,148	10,293
Coal India Ltd.	4,757	9,161
Coromandel International Ltd.	12,631	155,819
Divi's Laboratories Ltd. (a)	4,143	273,144
Eicher Motors Ltd.	1,276	43,386

Quarterly Report	2

Common Stocks – continued
	Shares	Value
INDIA – continued
HCL Technologies Ltd.	3,410	$ 46,967
HDFC Life Insurance Co. Ltd. (b)	9,637	85,997
Hero MotoCorp Ltd.	1,116	41,441
Hindustan Unilever Ltd.	8,497	266,425
ICICI Prudential Life Insurance Co. Ltd. (b)	12,688	107,920
Infosys Ltd.	8,718	188,676
Kotak Mahindra Bank Ltd. (a)	5,315	118,192
Max Financial Services Ltd. (a)	8,504	128,231
Muthoot Finance Ltd.	5,078	106,094
Tata Consultancy Services Ltd.	2,604	110,838
Wipro Ltd.	5,576	43,996
TOTAL INDIA		1,983,779
INDONESIA – 1.9%
Adaro Energy Tbk PT	99,700	9,203
Bank Central Asia Tbk PT	44,000	90,814
Bank Rakyat Indonesia Persero Tbk PT	271,900	69,749
Kalbe Farma Tbk PT	1,779,700	155,051
Telkom Indonesia Persero Tbk PT	355,200	79,575
United Tractors Tbk PT	5,300	7,164
TOTAL INDONESIA		411,556
JERSEY – 1.2%
Polymetal International PLC	5,547	120,543
WNS Holdings Ltd. ADR (a)	1,735	142,860
TOTAL JERSEY		263,403
MALAYSIA – 4.7%
DiGi.Com Bhd	63,800	62,742
Genting Bhd	54,500	60,828
Malayan Banking Bhd	40,313	76,518
Nestle Malaysia Bhd	5,600	176,493
Petronas Chemicals Group Bhd	66,200	126,125
Petronas Dagangan Bhd	1,900	8,284
Petronas Gas Bhd	69,600	251,352
PPB Group Bhd	42,000	180,142
Telekom Malaysia Bhd	38,500	54,192
TOTAL MALAYSIA		996,676
MAURITIUS – 0.0%
MakeMyTrip Ltd. (a)	101	2,874
TOTAL MAURITIUS		2,874
MEXICO – 2.6%
Grupo Aeroportuario del Sureste SAB de CV Class B (a)	370	6,737
Grupo Mexico S.A.B. de C.V.	31,600	145,131
Kimberly-Clark de Mexico SAB de CV Class A	96,300	156,286
Megacable Holdings SAB de CV	30,500	107,198

	Shares	Value

Orbia Advance Corp. SAB de CV	48,100	$ 131,394
TOTAL MEXICO		546,746
PHILIPPINES – 1.6%
Globe Telecom, Inc.	1,345	50,049
Manila Electric Co.	46,710	247,637
PLDT, Inc.	2,025	49,628
TOTAL PHILIPPINES		347,314
POLAND – 0.1%
Asseco Poland S.A.	826	17,207
TOTAL POLAND		17,207
RUSSIA – 3.7%
Inter RAO UES PJSC (a)	3,503,600	208,353
LUKOIL PJSC	149	12,794
MMC Norilsk Nickel PJSC	484	167,270
Mobile TeleSystems PJSC	12,995	111,627
Novatek PJSC	494	11,022
Sberbank of Russia PJSC	41,480	173,699
Surgutneftegas PJSC	14,700	6,531
VTB Bank PJSC	133,320,000	88,761
TOTAL RUSSIA		780,057
SAUDI ARABIA – 3.5%
Al Rajhi Bank	5,019	148,546
Jarir Marketing Co.	2,087	111,963
Mouwasat Medical Services Co.	4,856	234,358
Southern Province Cement Co.	8,368	190,101
The Co. for Cooperative Insurance	2,366	53,182
TOTAL SAUDI ARABIA		738,150
SOUTH AFRICA – 4.4%
African Rainbow Minerals Ltd.	8,179	167,139
AVI Ltd.	31,439	155,941
Capitec Bank Holdings Ltd.	840	93,410
Kumba Iron Ore Ltd.	3,720	197,848
Mr Price Group Ltd.	8,229	122,630
Rand Merchant Investment Holdings Ltd.	31,120	66,138
Vodacom Group Ltd.	15,561	138,965
TOTAL SOUTH AFRICA		942,071
SOUTH KOREA – 14.2%
Cheil Worldwide, Inc.	3,048	64,127
Chong Kun Dang Pharmaceutical Corp.	1,282	144,890
Com2uSCorp	374	37,002
DB HiTek Co. Ltd.	82	4,349
DB Insurance Co. Ltd.	2,143	106,381
Douzone Bizon Co. Ltd.	36	2,620
GS Engineering & Construction Corp.	225	8,617
Hankook Tire & Technology Co. Ltd.	2,250	94,577
Iljin Materials Co. Ltd.	56	3,914
3	Quarterly Report

Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
SOUTH KOREA – continued
Kangwon Land, Inc. (a)	4,205	$ 94,683
KMW Co. Ltd. (a)	50	2,308
KT&G Corp.	2,930	209,640
Kumho Petrochemical Co. Ltd.	884	156,396
L&F Co. Ltd.	52	4,851
LEENO Industrial, Inc.	18	2,798
LG Display Co. Ltd. (a)	477	9,144
LG Innotek Co. Ltd.	29	5,723
Lotte Chemical Corp.	790	178,226
NAVER Corp.	549	206,904
NCSoft Corp.	102	73,069
Pearl Abyss Corp. (a)	950	61,117
S-1 Corp.	101	7,077
Samsung Electro-Mechanics Co. Ltd.	126	21,032
Samsung Electronics Co. Ltd.	12,641	862,698
Samsung SDI Co. Ltd.	121	77,949
Samsung SDS Co. Ltd.	84	13,328
Seegene, Inc.	2,773	168,755
SK Hynix, Inc.	1,158	113,258
SK Telecom Co. Ltd.	347	90,804
WONIK IPS Co. Ltd.	65	2,619
Woongjin Coway Co. Ltd.	1,444	107,712
Woori Financial Group, Inc.	9,599	90,545
TOTAL SOUTH KOREA		3,027,113
TAIWAN – 12.1%
ASMedia Technology, Inc.	1,000	69,909
Asustek Computer, Inc.	4,000	50,206
Catcher Technology Co. Ltd.	5,000	33,077
Cathay Financial Holding Co. Ltd.	68,000	132,036
Chailease Holding Co. Ltd.	15,000	124,173
Chicony Electronics Co. Ltd.	10,000	28,786
Chipbond Technology Corp.	12,000	32,183
Chunghwa Telecom Co. Ltd.	24,000	98,695
Elan Microelectronics Corp.	5,000	32,362
eMemory Technology, Inc.	1,000	46,844
Far EasTone Telecommunications Co. Ltd.	29,000	62,843
Formosa Plastics Corp.	44,000	157,025
International Games System Co. Ltd.	2,000	62,221
Lite-On Technology Corp.	18,000	41,259
MediaTek, Inc.	4,000	130,163
Novatek Microelectronics Corp.	3,000	54,818
Pegatron Corp.	14,000	33,692
Pou Chen Corp.	63,000	79,524
Radiant Opto-Electronics Corp.	8,000	30,181
Simplo Technology Co. Ltd.	2,000	26,390
Sinbon Electronics Co. Ltd.	3,000	25,746
Taiwan Cement Corp.	84,800	159,502
Taiwan Cooperative Financial Holding Co. Ltd.	122,202	95,480

	Shares	Value

Taiwan Semiconductor Manufacturing Co. Ltd.	42,000	$ 871,089
Tripod Technology Corp.	7,000	30,038
United Microelectronics Corp.	39,000	80,608
TOTAL TAIWAN		2,588,850
THAILAND – 1.2%
Advanced Info Service PCL	2,400	13,107
Advanced Info Service PCL NVDR	9,800	53,521
Intouch Holdings PCL	27,400	53,770
Intouch Holdings PCL Class F	4,400	8,635
The Siam Cement PCL	8,100	102,028
The Siam Cement PCL NVDR	1,300	16,375
TOTAL THAILAND		247,436
TURKEY – 1.2%
Akbank T.A.S.	68,232	42,615
Arcelik AS	18,803	73,721
BIM Birlesik Magazalar AS	16,861	126,928
Enka Insaat ve Sanayi AS	4,709	5,177
TOTAL TURKEY		248,441
UNITED ARAB EMIRATES – 1.0%
Dubai Islamic Bank PJSC	47,558	62,536
Emirates Telecommunications Group Co. PJSC	25,976	161,239
TOTAL UNITED ARAB EMIRATES		223,775
UNITED STATES OF AMERICA – 0.2%
Yum China Holdings, Inc.	889	55,287
TOTAL UNITED STATES OF AMERICA		55,287
TOTAL COMMON STOCKS (Cost $20,255,290)		20,827,217
Preferred Stock – 1.8%

BRAZIL – 1.7%
Cia Paranaense de Energia	234,900	279,301
Itausa - Investimentos Itau S.A.	40,700	88,325
TOTAL BRAZIL		367,626
RUSSIA – 0.1%
Transneft PJSC	3	6,672
TOTAL RUSSIA		6,672
TOTAL PREFERRED STOCKS (Cost $375,393)		374,298

Quarterly Report	4

Money Market Fund – 0.1%
	Shares	Value
Fidelity Cash Central Fund, 0.06% (c) (Cost $15,499)	15,496	$ 15,499
TOTAL INVESTMENT IN SECURITIES – 99.6% (Cost $20,646,182)		21,217,014
NET OTHER ASSETS (LIABILITIES) – 0.4%		88,644
NET ASSETS – 100.0%		$ 21,305,658

Categorizations in the Schedule of Investments are based on country or territory of incorporation.
Legend
(a)	Non-income producing.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $383,778 or 1.8% of net assets.
(c)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$13
Amounts in the income column in the above table include any capital gain distributions from underlying funds.
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including ownership percentage, is presented below.
Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund, 0.06%	$-	$763,418	$747,919	$-	$-	$15,499	0.0%
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
5	Quarterly Report

Schedule of Investments (Unaudited)–continued
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.
For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
Quarterly Report	6

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.
Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.
7	Quarterly Report